Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2024
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison Holdings Limited (“CK Hutchison”)	4	1,008
An equity investee	1,998	3,244
	2,002	4,252
Revenue from research and development services from:
An equity investee	236	246
Purchase from:
An equity investee	1,452	1,911
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	—	59
Rendering of management services from:
An indirect subsidiary of CK Hutchison	535	498

Schedule of balances with related parties

	June 30,	December 31,
	2024	2023

	(in US$’000)
Accounts receivable—a related party
An equity investee (note (a))	10	1,896
Amounts due from related parties
An indirect subsidiary of CK Hutchison (note (a))	—	228
An equity investee (note (a) and (b))	27,736	28,234
	27,736	28,462

Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (c) and (e))	1,870	2,017
An equity investee (note (a) and (d))	280	145
	2,150	2,162
Other non-current liabilities
An equity investee (note (d))	179	450
An indirect subsidiary of CK Hutchison (note (e))	7,820	7,619
	7,999	8,069

Notes:

(a)

Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities. No allowance for credit losses has been made for amounts due from related parties for the six months ended June 30, 2024 and the year ended December 31, 2023.

(b)	As at June 30, 2024 and December 31, 2023, dividends receivable of US$26,632,000 and US$27,130,000 was included in amounts due from related parties.
(c)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Includes other deferred income representing amounts recognized from granting of commercial, promotion and marketing rights.
(e)

As at June 30, 2024 and December 31, 2023, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables, accruals and advance receipts. As at June 30, 2024 and December 31, 2023, US$7,820,000 and US$7,619,000 of the branding liability payable was included in other non-current liabilities.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Sales	29,395	35,933
Purchases	127	3,199
Dividends declared	1,000	9,068
Distribution service	108	—

Schedule of balances with non-controlling shareholders of subsidiaries

	June 30,	December 31,
	2024	2023

	(in US$’000)
Accounts receivable	8,750	7,824
Accounts payable	92	27
Other payables, accruals and advance receipts	324	309